Long-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 HKD ($)	Apr. 30, 2022 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Mar. 31, 2022	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)
Schedule of Long Term Investments [Line Items]
Equity Method Investments				¥ 703,316		¥ 600,300		$ 104,620			$ 90,055
Equity Method Investments, Fair Value Disclosure				¥ 69,015		78,351
Subscription of equity investment | $					$ 150,000
Percentage of financial interests hold by limited partner				60.70%				60.70%
Percentage of financial interests												60.70%
Percentage of financial interests hold by other third party investors				39.30%				39.30%
Equity securities without readily determinable fair value cumulative amount upward adjustment				¥ 39,301		31,790
Equity securities without readily determinable fair value cumulative amount downward adjustment				0		106,805
Equity securities without readily determinable fair value downward adjustment annual amount				0		24,189	¥ 89,933
Equity securities without readily determinable fair value upward price adjustment annual amount				114,316		¥ 0	¥ 39,107
Preferred Equity [Member]
Schedule of Long Term Investments [Line Items]
Payment to acquire equity securities without a readily determinable fair value			¥ 50,000
Long term investments reclassification from debt investments to equity investments without readily determinable far value			¥ 57,832
Asset-Backed Securities [Member]
Schedule of Long Term Investments [Line Items]
Notes and Securities									¥ 710,000	¥ 895,000
Semiconductors [Member]
Schedule of Long Term Investments [Line Items]
Proceeds from Sale of Equity Securities, FV-NI				53,786
Equity Securities, FV-NI, Realized Gain (Loss)				23,018
Batteries [Member]
Schedule of Long Term Investments [Line Items]
Proceeds from Sale of Equity Securities, FV-NI				28,571
Equity Securities, FV-NI, Realized Gain (Loss)				¥ 16,676
Common Stock [Member]
Schedule of Long Term Investments [Line Items]
Payment to acquire minority equity interest	¥ 141,981	$ 156,982
Dogotix [Member]
Schedule of Long Term Investments [Line Items]
Other equity investments													¥ 190,000
Huitian [Member]
Schedule of Long Term Investments [Line Items]
Equity Method Investments														¥ 574,146	$ 90,000	¥ 24,551
Equity Method Investments, Fair Value Disclosure														¥ 591,506
Huitian [Member] | Convertible Bond [Member]
Schedule of Long Term Investments [Line Items]
Equity Method Investments | $															20,000
Debt Instrument, Issued, Principal | $					20,000
Debt Instrument, Increase, Accrued Interest | $					$ 4,800
Huitian [Member] | Preferred Stock [Member]
Schedule of Long Term Investments [Line Items]
Equity Method Investments | $															$ 70,000